UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leylegian Investment Management, Inc.
Address:  601 Gateway Boulevard
          Suite 700
          South San Francisco, CA 94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George A. Leylegian
Title:    President and C.E.O.
Phone:    650-615-9500
Signature, Place, and Date of Signing:

   George A. Leylegian   So. San Francisco, Calif.   April 21, 1999

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $290,577


List of Other Included Managers:

 No.  13F File Number     Name

 01
 02
 03
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
                                                    FORM 13F INFORMATION TABLE

                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------  --------------- ------- -------- -------  --- ---- ------- ---------- ------ -------- ------

AFLAC                   COM           001055102   9631   176925   SH       SOLE               176925
ALZA                    COM           022615108   6352   166075   SH       SOLE               166075
AMERICAN HOME PRODUCTS  COM           026609107   6763   103650   SH       SOLE               103650
BP AMOCO ADS            COM           055622104   5648    55920   SH       SOLE                55920
BAKER HUGHES            COM           057224107   8771   360750   SH       SOLE               360750
BRISTOL-MYERS SQUIBB    COM           110122108   9503   148200   SH       SOLE               148200
BURLINGTON NORTHERN SAN COM           12189T104   4215   128200   SH       SOLE               128200
CBS                     COM           12490K107   6850   167850   SH       SOLE               167850
CABLETRON SYSTEMS       COM           126920107   6017   734800   SH       SOLE               734800
CAMPBELL SOUP           COM           134429109   8428   207125   SH       SOLE               207125
CHEVRON                 COM           166751107   5986    67450   SH       SOLE                67450
COLGATE-PALMOLIVE       COM           194162103  10615   115375   SH       SOLE               115375
COMPUTER ASSOCIATES     COM           204912109   9336   262524   SH       SOLE               262524
CYPRESS SEMICONDUCTOR   COM           232806109   6147   683000   SH       SOLE               683000
FEDERAL HOME LOAN MORTG COM           313400301   7158   124900   SH       SOLE               124900
FIRST DATA              COM           319963104   9295   217417   SH       SOLE               217417
FRANKLIN RESOURCES      COM           354613101   1943    69100   SH       SOLE                69100
GENERAL ELECTRIC        COM           369604103   8237    74460   SH       SOLE                74460
GROUPO TELEVISA         COM           40049J206  10046   320200   SH       SOLE               320200
GRUPO ELECTRA           COM           40050A102   5075   780800   SH       SOLE               780800
HEWLETT-PACKARD         COM           428236103   9826   144904   SH       SOLE               144904
HOME DEPOT              COM           437076102   9163   147200   SH       SOLE               147200
ILLINOIS TOOL WORKS     COM           452308109   8689   140425   SH       SOLE               140425
INPUT/OUTPUT            COM           457652105   3062   485100   SH       SOLE               485100
JOHNSON & JOHNSON       COM           478160104   6711    71775   SH       SOLE                71775
MBIA                    COM           55262C100   6738   116175   SH       SOLE               116175
MERCK                   COM           589331107   9851   122950   SH       SOLE               122950
MOBIL                   COM           607059102    266     3025   SH       SOLE                 3025
MOTOROLA                COM           620076109  11188   152735   SH       SOLE               152735
NATIONAL SEMICONDUCTOR  COM           637640103   6789   729000   SH       SOLE               729000
NETWORK EQUIPMENT TECH  COM           641208103   5443   608950   SH       SOLE               608950
NEWBRIDGE NETWORKS      COM           650901101   8526   270675   SH       SOLE               270675
NOVELL                  COM           670006105   3156   125300   SH       SOLE               125300
PETROLEUM GEO SERVICES  COM           716597109   3957   259500   SH       SOLE               259500
PFIZER                  COM           717081103  11069    79775   SH       SOLE                79775
PRAXAIIR                COM           74005P104   7064   195875   SH       SOLE               195875
STERLING COMMERCE       COM           859205106   8667   281850   SH       SOLE               281850
SYSTEM SOFTWARE ASSOC   COM           871839106   3321  1476000   SH       SOLE              1476000
TELEFONICA DE ARGENTINA COM           879378206   1243    41100   SH       SOLE                41100
TRIBUNE                 COM           896047107   6830   104375   SH       SOLE               104375
UNUM                    COM           903192102   3039    63900   SH       SOLE                63900
PANAMERICAN BEVERAGES   COM           P74823108   9963   567250   SH       SOLE               567250